Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)(b)	3,256,573	$128,830,028

Total Investment Companies
(Cost: $146,773,031)		128,830,028

Short-Term Securities

Money Market Funds — 20.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(a)(c)(d)	26,074,367	26,087,405

Total Short-Term Securities — 20.3%
(Cost: $26,084,861)		26,087,405

Total Investments in Securities — 120.2%
(Cost: $172,857,892)		154,917,433

Liabilities in Excess of Other Assets — (20.2)%		(25,995,837)

Net Assets — 100.0%		$128,921,596

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$26,074,411	(a)	$—		$10,451	$2,543	$26,087,405	26,074,367	$15,480	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,240,000	—		(1,240,000	)(a)	—	—	—	—	4,438		—
iShares MSCI Emerging Markets ETF	134,168,374	3,545,764		(10,181,488)		(525,795)	1,823,173	128,830,028	3,256,573	—		—
						$(515,344)	$1,825,716	$154,917,433		$19,918		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	33,124,000	USD	6,713,417	Citibank N.A.	12/06/23	$14,307
BRL	1,033,000	USD	203,619	State Street Bank & Trust Company	12/06/23	6,191
CLP	38,486,000	USD	42,787	JPMorgan Chase Bank N.A.	12/06/23	1,335
CLP	8,770,000	USD	9,755	Morgan Stanley & Co. International	12/06/23	299
				PLC
CNH	2,003,000	USD	273,447	Morgan Stanley & Co. International	12/06/23	6,889
				PLC
HKD	3,164,000	USD	404,680	Morgan Stanley & Co. International	12/06/23	386
				PLC
IDR	36,291,188,000	USD	2,334,139	JPMorgan Chase Bank N.A.	12/06/23	3,548
IDR	2,825,787,000	USD	177,388	State Street Bank & Trust Company	12/06/23	4,635

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,607,203,000	USD	19,272,637	JPMorgan Chase Bank N.A.	12/06/23	$1,065
KRW	1,572,444,000	USD	1,162,964	JPMorgan Chase Bank N.A.	12/06/23	53,136
KRW	20,468,508,000	USD	15,777,046	Morgan Stanley & Co. International	12/06/23	52,938
				PLC
MXN	53,510,000	USD	3,079,370	Bank of America N.A.	12/06/23	492
MXN	2,768,000	USD	152,494	Morgan Stanley & Co. International	12/06/23	6,823
				PLC
MYR	8,327,000	USD	1,781,053	State Street Bank & Trust Company	12/06/23	4,395
THB	81,962,000	USD	2,328,879	Citibank N.A.	12/06/23	1,432
THB	4,870,000	USD	135,542	Morgan Stanley & Co. International	12/06/23	2,920
				PLC
TRY	370,000	USD	12,740	BNP Paribas SA	12/06/23	30
TRY	2,266,000	USD	78,059	Morgan Stanley & Co. International	12/06/23	145
				PLC
TWD	609,298,000	USD	19,437,018	State Street Bank & Trust Company	12/06/23	50,897
USD	25,597	BRL	125,000	Citibank N.A.	12/06/23	208
USD	15,163	BRL	74,000	Morgan Stanley & Co. International	12/06/23	133
				PLC
USD	228	CLP	198,000	Morgan Stanley & Co. International	12/06/23	1
				PLC
USD	1,821	CNH	13,000	BNP Paribas SA	12/06/23	1
USD	158,144	HKD	1,234,000	Bank of America N.A.	12/06/23	163
USD	8,328	HKD	65,000	HSBC Bank PLC	12/06/23	6
USD	5,153	IDR	79,771,000	Morgan Stanley & Co. International	12/06/23	15
				PLC
USD	36,448	INR	3,037,000	Deutsche Bank Securities Inc.	12/06/23	28
USD	42,511	INR	3,539,000	Morgan Stanley & Co. International	12/06/23	71
				PLC
USD	19,842,050	INR	1,653,924,000	State Street Bank & Trust Company	12/06/23	8,066
USD	251,632	INR	20,973,000	UBS AG	12/06/23	122
USD	35,060	KRW	45,291,000	Morgan Stanley & Co. International	12/06/23	33
				PLC
USD	12,626	MXN	219,000	Bank of America N.A.	12/06/23	21
USD	5,846	MXN	101,000	HSBC Bank PLC	12/06/23	32
USD	3,869	MYR	18,000	Morgan Stanley & Co. International	12/06/23	9
				PLC
USD	688	THB	24,000	Goldman Sachs & Co.	12/06/23	6
USD	4,408	THB	155,000	Morgan Stanley & Co. International	12/06/23	1
				PLC
USD	6,079	TWD	190,000	Morgan Stanley & Co. International	12/06/23	2
				PLC
USD	1,232	ZAR	23,000	Goldman Sachs & Co.	12/06/23	12
USD	87,589	ZAR	1,630,000	State Street Bank & Trust Company	12/06/23	1,138
USD	3,887,564	ZAR	73,089,000	UBS AG	12/06/23	11,068
ZAR	70,775,000	USD	3,734,199	Bank of America N.A.	12/06/23	19,568
CNH	365,000	USD	51,191	HSBC Bank PLC	01/04/24	8
THB	433,000	USD	12,278	Bank of America N.A.	01/04/24	65
THB	1,453,000	USD	41,387	BNP Paribas SA	01/04/24	35
USD	735,969	CLP	640,146,000	Citibank N.A.	01/04/24	3,604
USD	23,112	CLP	20,106,000	Morgan Stanley & Co. International	01/04/24	109
				PLC
USD	6,037,579	CNH	43,012,320	Bank of America N.A.	01/04/24	4,108
USD	2,395,145	EUR	2,192,000	Bank of America N.A.	01/04/24	5,684
USD	27,870,467	HKD	217,672,000	BNP Paribas SA	01/04/24	3,383

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,333,238	IDR	36,291,188,000	JPMorgan Chase Bank N.A.	01/04/24	$1,394
USD	61,818	IDR	961,085,000	Morgan Stanley & Co. International	01/04/24	65
				PLC
USD	17,009,482	KRW	22,048,901,000	Morgan Stanley & Co. International	01/04/24	26,581
				PLC
USD	4,287	MYR	20,000	Morgan Stanley & Co. International	01/04/24	2
				PLC
USD	69,589	TRY	2,060,000	Bank of America N.A.	01/04/24	329
USD	824,127	TRY	24,456,000	BNP Paribas SA	01/04/24	1,878
USD	1,193,774	TWD	37,198,000	Morgan Stanley & Co. International	01/04/24	1,550
				PLC
USD	19,020,452	TWD	593,343,000	State Street Bank & Trust Company	01/04/24	3,353
ZAR	205,000	USD	10,835	Bank of America N.A.	01/04/24	10
						304,725
BRL	501,000	USD	102,769	State Street Bank & Trust Company	12/06/23	(1,013)
CLP	640,146,000	USD	737,453	Citibank N.A.	12/06/23	(3,563)
CLP	9,678,000	USD	11,131	State Street Bank & Trust Company	12/06/23	(36)
CNH	43,012,320	USD	6,024,515	Bank of America N.A.	12/06/23	(4,602)
CNH	650,000	USD	91,178	Bank of New York	12/06/23	(205)
EUR	2,055,000	USD	2,242,396	Bank of America N.A.	12/06/23	(5,355)
EUR	31,000	USD	34,073	Barclays Bank PLC	12/06/23	(327)
HKD	3,291,000	USD	422,092	Bank of America N.A.	12/06/23	(767)
HKD	217,672,000	USD	27,870,781	BNP Paribas SA	12/06/23	(3,674)
IDR	548,658,000	USD	35,569	State Street Bank & Trust Company	12/06/23	(228)
INR	74,270,000	USD	891,082	State Street Bank & Trust Company	12/06/23	(430)
KRW	309,443,000	USD	240,251	State Street Bank & Trust Company	12/06/23	(933)
MXN	809,000	USD	47,186	Bank of America N.A.	12/06/23	(623)
MYR	125,000	USD	26,882	State Street Bank & Trust Company	12/06/23	(80)
THB	1,239,000	USD	35,750	Goldman Sachs & Co.	12/06/23	(524)
TRY	24,456,000	USD	844,902	BNP Paribas SA	12/06/23	(878)
USD	12,618	BRL	63,000	Citibank N.A.	12/06/23	(178)
USD	19,350	BRL	98,000	Morgan Stanley & Co. International	12/06/23	(555)
				PLC
USD	6,760,624	BRL	34,298,000	State Street Bank & Trust Company	12/06/23	(205,548)
USD	768,877	CLP	692,043,000	JPMorgan Chase Bank N.A.	12/06/23	(24,510)
USD	1,367	CLP	1,210,000	Morgan Stanley & Co. International	12/06/23	(20)
				PLC
USD	4,071	CLP	3,629,000	State Street Bank & Trust Company	12/06/23	(90)
USD	33,670	CNH	244,000	Bank of America N.A.	12/06/23	(480)
USD	11,070	CNH	81,000	Bank of New York	12/06/23	(266)
USD	93,245	CNH	683,000	JPMorgan Chase Bank N.A.	12/06/23	(2,346)
USD	6,095,333	CNH	44,644,320	UBS AG	12/06/23	(152,991)
USD	158,767	EUR	150,000	Citibank N.A.	12/06/23	(4,521)
USD	4,342	EUR	4,000	HSBC Bank PLC	12/06/23	(12)
USD	41,293	EUR	39,000	JPMorgan Chase Bank N.A.	12/06/23	(1,162)
USD	2,003,525	EUR	1,893,000	State Street Bank & Trust Company	12/06/23	(57,165)
USD	28,100,550	HKD	219,715,000	BNP Paribas SA	12/06/23	(28,109)
USD	345,552	HKD	2,702,000	JPMorgan Chase Bank N.A.	12/06/23	(368)
USD	52,570	HKD	411,000	State Street Bank & Trust Company	12/06/23	(47)
USD	26,194	IDR	417,587,000	JPMorgan Chase Bank N.A.	12/06/23	(705)
USD	4,310	IDR	68,582,000	Morgan Stanley & Co. International	12/06/23	(108)
				PLC
USD	2,454,689	IDR	39,099,693,000	State Street Bank & Trust Company	12/06/23	(63,907)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,401,635	KRW	22,189,063,000	Citibank N.A.	12/06/23	$(758,995)
USD	88,043	KRW	116,041,000	State Street Bank & Trust Company	12/06/23	(1,701)
USD	43,792	MXN	794,000	Bank of America N.A.	12/06/23	(1,908)
USD	5,646	MXN	101,000	HSBC Bank PLC	12/06/23	(167)
USD	3,078,101	MXN	55,872,000	UBS AG	12/06/23	(137,709)
USD	6,637	MYR	31,000	Morgan Stanley & Co. International	12/06/23	(10)
				PLC
USD	1,768,682	MYR	8,403,000	State Street Bank & Trust Company	12/06/23	(33,062)
USD	2,395,888	THB	86,240,000	Citibank N.A.	12/06/23	(56,053)
USD	13,034	THB	465,000	Goldman Sachs & Co.	12/06/23	(187)
USD	32,943	THB	1,187,000	State Street Bank & Trust Company	12/06/23	(806)
USD	275	TRY	8,000	BNP Paribas SA	12/06/23	(1)
USD	1,892	TRY	55,000	Deutsche Bank Securities Inc.	12/06/23	(6)
USD	1,578	TRY	46,000	Goldman Sachs & Co.	12/06/23	(9)
USD	928,023	TRY	26,983,000	State Street Bank & Trust Company	12/06/23	(3,212)
USD	124,016	TWD	4,018,000	JPMorgan Chase Bank N.A.	12/06/23	(4,496)
USD	35,380	TWD	1,121,000	Morgan Stanley & Co. International	12/06/23	(475)
				PLC
USD	18,635,924	TWD	603,969,000	State Street Bank & Trust Company	12/06/23	(681,547)
ZAR	1,070,000	USD	57,482	Goldman Sachs & Co.	12/06/23	(731)
ZAR	2,897,000	USD	154,087	Morgan Stanley & Co. International	12/06/23	(436)
				PLC
BRL	184,000	USD	37,259	Morgan Stanley & Co. International	01/04/24	(11)
				PLC
CNH	969,000	USD	136,022	BNP Paribas SA	01/04/24	(98)
EUR	11,000	USD	11,993	JPMorgan Chase Bank N.A.	01/04/24	(2)
HKD	1,528,000	USD	195,644	Citibank N.A.	01/04/24	(24)
HKD	4,785,000	USD	612,691	State Street Bank & Trust Company	01/04/24	(99)
MYR	74,000	USD	15,880	Morgan Stanley & Co. International	01/04/24	(26)
				PLC
TRY	104,000	USD	3,505	UBS AG	01/04/24	(9)
USD	6,696,452	BRL	33,124,000	Citibank N.A.	01/04/24	(9,015)
USD	598,646	BRL	2,963,000	Morgan Stanley & Co. International	01/04/24	(1,169)
				PLC
USD	19,258,665	INR	1,607,203,000	JPMorgan Chase Bank N.A.	01/04/24	(6,579)
USD	886,034	INR	73,938,000	Morgan Stanley & Co. International	01/04/24	(247)
				PLC
USD	3,083,861	MXN	53,840,000	Bank of America N.A.	01/04/24	(731)
USD	158,262	MXN	2,763,000	BNP Paribas SA	01/04/24	(36)
USD	1,774,995	MYR	8,291,000	State Street Bank & Trust Company	01/04/24	(1,331)
USD	2,333,189	THB	81,962,000	Citibank N.A.	01/04/24	(3,359)
USD	17,752	TWD	554,000	Morgan Stanley & Co. International	01/04/24	(5)
				PLC
USD	3,974,549	ZAR	75,526,000	Bank of America N.A.	01/04/24	(20,954)
						(2,291,532)
						$(1,986,807)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$128,830,028	$—	$—	$128,830,028
Short-Term Securities
Money Market Funds	26,087,405	—	—	26,087,405
	$154,917,433	$—	$—	$154,917,433
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$304,725	$—	$304,725
Liabilities
Foreign Currency Exchange Contracts	—	(2,291,532)	—	(2,291,532)
	$—	$(1,986,807)	$—	(1,986,807)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.